Related party transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related party transactions [Abstract]
Schedule of major related party and their relationships
Name of related parties	Relationship with the Group
Alibaba Group Holding Limited (“Alibaba Group”)	Parent company of Alibaba, one of the Group’s ordinary shareholders

Ahead (Shanghai) Trade Co., Ltd. (“Ahead”)	Subsidiary of Softbank, one of the Group’s ordinary shareholders

Schedule of Related Party Transactions
(a) The Group entered into the following transactions with its related parties:

	For Year Ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Marketing and platform service fees paid to Alibaba Group	69,072	141,412	246,136
Logistic service fees paid to Alibaba Group	1,603	2,059	-
Store operation service revenue generated from Ahead	622	7,850	3,606
Commission fee paid to Ahead	484	1,134	4,285

Schedule of Related Party Balances
(b) The Group had the following balances with its related parties:

	As of December 31,
	2015	2016
	RMB	RMB

Amount due to Investors and Founding Shareholders	7,469	-
Amount due from Alibaba Group	18,702	10,392
Amount due from Ahead	18,863	28,380